Share Based Payments - Schedule of Fair Value of the Liability Determined Using a Binomial Option-Pricing Model (Details) - Valuation Technique, Binomial Pricing Model [Member] - Coinshares International Limited [Member]
	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Share Price [Member]
Schedule of Fair Value of the Liability Determined Using a Binomial Option-Pricing Model [Line Items]
Measurement Input, Fair value of liability	12.6	7.81
Measurement Input, Exercise Price [Member]
Schedule of Fair Value of the Liability Determined Using a Binomial Option-Pricing Model [Line Items]
Measurement Input, Fair value of liability	5.97	3.59
Measurement Input, Option Volatility [Member]
Schedule of Fair Value of the Liability Determined Using a Binomial Option-Pricing Model [Line Items]
Measurement Input, Fair value of liability	73	77
Measurement Input, Expected Term [Member]
Schedule of Fair Value of the Liability Determined Using a Binomial Option-Pricing Model [Line Items]
Measurement Input, Fair value of liability	6.2	6.01
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Fair Value of the Liability Determined Using a Binomial Option-Pricing Model [Line Items]
Measurement Input, Fair value of liability	4.26	4.39
Measurement Input, Expected Dividend Rate [Member]
Schedule of Fair Value of the Liability Determined Using a Binomial Option-Pricing Model [Line Items]
Measurement Input, Fair value of liability	3.1	2.2